SCHEDULE OF RECONCILIATION OF PROVISION FOR INCOME TAXES (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Loss before income tax expense	$ (1,725,210)	$ (970,240)	$ (2,068,061)	$ (1,217,086)
Taiwan statutory tax rate			20.00%	20.00%
Computed income tax expense with Taiwan statutory tax rate			$ (413,612)	$ (243,417)
Tax effect of different tax rates in other jurisdictions			(29,619)	(18,404)
Tax effect of additional deduction for R&D expenses			(70,546)	(47,431)
Non-deductible expenses			110,872	674
Exchange rate effect			(17,054)	(2,265)
Prior year true up			56,362
Tax effect on deferred tax allowance			363,597	310,843
Total income tax expense